RELATED PARTIES TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2018
Beginning balance	$9,873
Additions	2,108
Deductions	(9,249)
Ending balance	$2,732
Loans 90 days or more past due	$0